CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Statement of Financial Position [Abstract]
Accounts receivables, allowance for doubtful accounts | $	$ 12,667	$ 11,667
Ordinary shares, shares authorized	10,000,000	10,000,000
Ordinary shares, shares issued	4,206,327	2,823,937
Ordinary shares, shares outstanding	4,206,327	2,823,937